Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 152,151	€ 122,270	€ 115,185
Financial liabilities designated at fair value through profit or loss	36,360	40,367	40,268
Financial liabilities at amortized cost	1,484,322	1,468,703	1,423,858
Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	18,984	19,837	12,226
Financial liabilities designated at fair value through profit or loss	25,407	32,052	31,143
Financial liabilities at amortized cost	1,011,545	995,280	966,353
Total financial liabilities	1,055,936	1,047,169	1,009,722
Customers | Deposits on demand
Customer Deposits [Line Items]
Total financial liabilities	677,818	661,262	710,232
Customers | Time deposits
Customer Deposits [Line Items]
Total financial liabilities	298,276	305,296	235,598
Customers | Deposits redeemable at notice
Customer Deposits [Line Items]
Total financial liabilities	1,525	1,789	501
Customers | Repurchase agreements
Customer Deposits [Line Items]
Total financial liabilities	78,317	78,822	63,391
Customers | Spain
Customer Deposits [Line Items]
Total financial liabilities	395,479	388,736	386,826
Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total financial liabilities	133,056	120,540	111,930
Customers | UK
Customer Deposits [Line Items]
Total financial liabilities	233,192	235,698	232,364
Customers | US
Customer Deposits [Line Items]
Total financial liabilities	88,712	83,555	87,497
Customers | Rest of America
Customer Deposits [Line Items]
Total financial liabilities	194,689	208,713	181,782
Customers | Rest of the world
Customer Deposits [Line Items]
Total financial liabilities	€ 10,808	€ 9,927	€ 9,323